Commitments And Contingencies (Details) (USD $)	Mar. 31, 2014	Dec. 31, 2013
Commitments and Contingencies [Abstract]
2014	$ 70,916	$ 38,769
2015	70,916	38,769
2016	70,916	38,769
2017	70,916	38,769
2018	70,916	35,538
Thereafter